Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,252,701.75
Previously Paid Amount	1,627.32
Total Fee Amount	2,244.50
Total Offset Amount
Net Fee	$ 617.18